Lease liability - Continuity (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liability
Lease liability of beginning of year	$ 252,199	$ 313,690
Additions	15,582	20,585
Interest expense	26,931	27,465
Lease payments	(32,893)	(35,231)
Cumulative translation adjustment	(17,427)	(74,310)
Lease liability of ending of year	244,392	252,199
Less current portion	27,571	9,082
Non-current portion	$ 216,821	$ 243,117
Weighted average interest rate (in percent)	11.33%	11.33%